Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

As of September 30, 2025 and 2024, accounts receivable, net consisted of the following balances:

	As of September 30,
	2025	2024
Accounts receivable	$6,686,364	$2,548,841
Less: allowance for expected credit losses	(446,551)	(211,639)
Total accounts receivable, net	$6,239,813	$2,337,202

The movement of allowance for expected credit losses against accounts receivable is as follow:

	As of September 30,
	2025	2024
Balance at October 1, 2024 and 2023	$211,639	$66,729
Provision of expected credit losses	234,807	143,581
Effect of exchange rate changes	105	1,329
Balance at September 30, 2025 and 2024	$446,551	$211,639

For the years ended September 30, 2025, 2024 and 2023, bad debt written off were $247,736, nil   and nil, respectively. The bad debt written off for the year ended September 30, 2025 primarily related to the write-off of long outstanding receivables from certain customers that became uncollectible.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024